Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of March 31, 2019, the Company had a working capital deficit of $20,880,835 and an accumulated deficit of $40,431,495. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis. Management’s plan to eliminate the going concern situation includes, but is not limited to, the continuation of improving cash flow, maintaining moderate cost reductions (subsequent to aggressive cost reduction actions already taken in 2018 and in the first quarter of 2019), the creation of additional sales and profits across its product lines, and the obtaining of sufficient financing to restructure current debt in a manner more in line with the Company’s improving cash flow and cost reduction successes.

The matters that resulted in 2018 having substantial doubt about the Company’s ability to continue as a going concern, have been somewhat mitigated by the successful debt reduction settlements finalized in December of 2017 as detailed in the Company’s Annual Report on Form 10-K filed on June 5, 2019. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2018, the Company had a working capital deficit of $20,480,183 and an accumulated deficit of $39,752,433. These facts and others raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis.

Management’s plan to eliminate the going concern situation includes, but is not limited to, the following:

The continuation of improving cash flow, maintaining moderate cost reductions (subsequent to aggressive cost reduction actions already taken in 2017 and continued in 2018);

The creation of additional sales and profits across its product lines, and the obtaining of sufficient financing to restructure current debt in a manner more in line with the Company’s improving cash flow and cost reduction successes;

The diversification in the sourcing and procurement of materials and finished goods. During 2017 and 2018, the increase in business relationship with two key vendors increased the Company’s purchasing power by adding credit availability in an amount just under $5,000,000;

With the acquisition of HTS in October 2018, the Company has in its portfolio of products a computer vision technology that is based on artificial intelligence and machine learning concepts. These solutions have a higher gross profit that will provide an increase cashflow on a consolidated basis. The Company plans for these products to be the main revenue source in 2019. Also with the acquisition of HTS, the Company acquired an operating facility with the ability for light manufacturing and assembling components. The Company can use HTS’s assembling facility to reduce the cost of goods and increase profit margins;

In April 2019, the Company raised approximately $5,000,000 in gross proceeds from the sale of 16,666,668 shares the Company’s common stock. Management plans to use the proceeds to boost working capital and release the current sales backlog.

In April 2019, the Company reduced its factoring line of credit from $4,533,575 to $2,100,000.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.